INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of the income tax provision for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Current income tax provision (benefit):
Federal	$108	$1,648	$(252)
State	4	20	12
Total current income tax provision (benefit)	112	1,668	(240)

Deferred income tax provision (benefit):
Federal	891	(355)	275
Total deferred income tax provision (benefit)	891	(355)	275
Total income tax provision	$1,003	$1,313	$35

A reconciliation of the anticipated income tax provision, based on the statutory tax rate of 34.0%, to the income tax provision as reported in the statements of income is as follows:

	Years Ended December 31,
	2011	2010	2009
	(Dollars in Thousands)
Income tax provision at statutory tax rate	$1,162	$1,467	$160
Increase (decrease) resulting from:
Dividends received deduction	(13)	(3)	(10)
Bank-owned life insurance	(139)	(99)	(199)
Tax-exempt income	(39)	(13)	(15)
Compensation and employee benefit plans	35	61	72
Nondeductible expenses	8	6	6
Change in valuation allowance	—	(90)	21
State taxes, net of federal tax benefit	2	13	8
Other	(13)	(29)	(8)
Total income tax provision	$1,003	$1,313	$35

Effective tax rate	29.3%	30.4%	7.4%

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and deferred tax liabilities are presented below:

	Years Ended December 31,
	2011	2010
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$1,852	$1,753
Unrealized losses on available for sale securities	1,870	1,949
Unrealized losses on trading securities	—	475
Depreciation of premises and equipment	572	839
Other-than-temporary impairment	435	820
Charitable contribution carry-forward	153	—
Deferred compensation	2,064	1,775
Employee benefit plans	348	322
Capital loss carry-forward	—	30
Interest receivable on nonaccrual loans	107	185
Deferred other real estate owned expenses	137	124
Net unrealized loss on derivative instruments	157	44
Other	207	270
Total deferred tax assets	7,902	8,586
Less valuation allowance	(49)	(49)
Total deferred tax assets, net of valuation allowance	7,853	8,537

Deferred tax liabilities:
Unrealized gains on available for sale securities	1,679	1,421
Goodwill and other intangibles	319	201
Deferred loan costs	841	854
Mortgage servicing asset	400	332
Total deferred tax liabilities	3,239	2,808
Deferred tax asset, net	$4,614	$5,729

Due to the uncertainties of realization, the Company maintains a valuation allowance of $49,000 related to other-than-temporary impairment losses on certain equity securities at December 31, 2011.  At December 31, 2011, the Company’s charitable contribution carry-forward, primarily relates to a cash contribution to SI Financial Group Foundation, Inc. in 2011.  The utilization of charitable contributions for any tax year is limited to 10% of taxable income without regard to charitable contributions, net operating losses and dividend received deductions.  An organization is permitted to carry over contributions that exceed the annual 10% limitation as a deduction to the five succeeding tax years provided the organization has sufficient earnings.

Retained earnings at December 31, 2011 and 2010 includes a contingency reserve for loan losses of $3.7 million, which represents the tax reserve balance existing at December 31, 1987, and is maintained in accordance with provisions of the Internal Revenue Code applicable to savings banks.  Amounts transferred to the reserve have been claimed as deductions from taxable income, and, if the reserve is used for purposes other than to absorb losses on loans, a federal income tax liability could be incurred.  It is not anticipated that the Company will incur a federal income tax liability relating to this reserve balance, and accordingly, deferred income taxes of approximately $1.3 million at December 31, 2011 and 2010 have not been recognized.
Financial service companies doing business in Connecticut are permitted to establish a “passive investment company” (“PIC”) to hold and manage loans secured by real property.  PICs are exempt from Connecticut corporation business tax, and dividends received by the financial services companies from PICs are not taxable.  In January 1999, the Bank established a PIC, as a wholly-owned subsidiary, and in June 2000, began to transfer a portion of its residential and commercial mortgage loan portfolios from the Bank to the PIC.  A substantial portion of the Company’s interest income is now derived from the PIC, an entity whose net income is exempt from State of Connecticut taxes, and accordingly, state income taxes are minimal.  The Bank’s ability to continue to realize the tax benefits of the PIC is subject to the PIC continuing to comply with all statutory requirements related to the operations of the PIC.

With limited exception, the Company is no longer subject to United States federal, state and local income tax examinations by the tax authorities for the years prior to 2008.